UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Municipal Cash Management Plus April 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--100.9%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--3.2%
Columbia Industrial Development
Board, PCR (Alabama Power
Company Project)	3.81	5/1/06	16,900,000 a	16,900,000
Mobile Industrial Development
Board, PCR, Refunding
(Alabama Power Company Project)	3.55	5/1/06	12,000,000	12,000,000

Arizona--3.9%
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	4.12	5/7/06	1,010,000 a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Martin
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)	3.84	5/7/06	7,200,000 a	7,200,000
Phoenix Civic Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)	3.87	5/7/06	4,645,000 a,b	4,645,000
Phoenix Civic Improvement
Corporation, Water System
Revenue (Insured; MBIA and
Liquidity Facility; Merrill
Lynch)	3.84	5/7/06	14,320,000 a,b	14,320,000
Roaring Fork Municipal Products,
Revenue, COP (Insured; MBIA
and Liquidity Facility; The
Bank of New York)	3.88	5/7/06	8,025,000 a,b	8,025,000

California--2.7%
California,
RAN	4.50	6/30/06	8,000,000	8,019,345
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.90	5/7/06	16,748,197 a,b	16,748,197

Colorado--5.2%
Colorado Health Facilities
Authority, Health Care
Facilities Revenue (Christian
Living Campus) (LOC; HSH
Nordbank)	3.82	5/7/06	2,575,000 a	2,575,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)	3.90	5/7/06	3,500,000 a	3,500,000
Erie,
COP (LOC; Key Bank)	3.85	5/7/06	4,365,000 a	4,365,000
Lower Colorado River Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.83	5/4/06	9,300,000	9,300,000
Southern Ute Indian Tribe of
Southern Ute Indian
Reservation, Industrial Revenue	3.83	5/7/06	11,000,000 a	11,000,000
Vail,

MFHR (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Ixis Corporate and
Investment Bank)	3.93	5/7/06	16,090,000 a,b	16,090,000

Delaware--.4%
Delaware Economic Development
Authority, Private Schools
Revenue (Saint Anne's
Episcopal School Project)
(LOC; Wilmington Trust Co.)	3.90	5/7/06	4,000,000 a	4,000,000

District of Columbia--1.7%
Bank of New York Municipal
Certificates Trust (GIC;
Trinity Plus Funding Co. and
Liquidity Facility; The Bank
of New York)	3.94	5/7/06	10,000,000 a,b	10,000,000
District of Columbia,
Revenue (American Association
Homes and Services) (LOC;
Unicredito Italiano SPA)	3.85	5/7/06	5,545,000 a	5,545,000

Florida--1.2%
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;
SunTrust Bank)	3.85	5/7/06	3,850,000 a	3,850,000
Orange County Housing Finance
Authority, Homeowner Revenue
(Insured: FNMA and GNMA and
Liquidity Facility; Lehman
Liquidity LLC)	3.64	5/7/06	3,050,000 a,b	3,050,000
Orange County Industrial
Development Authority, IDR
(Central Florida YMCA Project)
(LOC; Bank of America)	3.85	5/7/06	3,900,000 a	3,900,000

Georgia--2.1%
Atlanta,
Subordinate Lien Tax Allocation
(Atlantic Station Project) (LOC;
Wachovia Bank)	3.90	5/7/06	4,000,000 a	4,000,000
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartment) (LOC;
Regions Bank)	3.87	5/7/06	5,000,000 a	5,000,000
Burke County Development
Authority, PCR, CP (Insured;
AMBAC and Liquidity Facility;
Rabobank Nederland)	3.78	5/17/06	10,000,000	10,000,000

Illinois--3.7%
Chicago,
IDR (Victoria Limited LLC
Project) (LOC; ABN-AMRO)	3.88	5/7/06	3,500,000 a	3,500,000
Chicago School Finance Authority,
GO, School Assistance,
Refunding (Insured; FGIC)	4.96	6/1/06	1,395,000	1,397,062
Illinois
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)	3.82	5/7/06	5,350,000 a,b	5,350,000
Illinois Finance Authority,
Revenue (The Landing at
Plymouth Place Project) (LOC;
ABN-AMRO)	3.80	5/7/06	10,000,000 a	10,000,000
Illinois Finance Authority,
Revenue (The Landing at
Plymouth Place Project) (LOC;
Lloyds TSB Bank PLC)	3.80	5/7/06	5,000,000 a	5,000,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-Esk Co. Project) (LOC;
Bank of America)	3.86	5/7/06	8,405,000 a	8,405,000

Indiana--3.9%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	3.92	5/7/06	4,000,000 a	4,000,000
Hammond,
Sewer and Solid Waste Disposal
Revenue, Refunding (Cargill
Inc. Project)	3.87	5/7/06	6,500,000 a	6,500,000
Indiana Educational Facilities
Authority, College and
University Revenue (Martin
University Project) (LOC; Key
Bank)	3.81	5/7/06	3,235,000 a	3,235,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	3.85	5/7/06	3,800,000 a	3,800,000
Indiana Health Facility Financing
Authority, Health Facility
Revenue (Clark Memorial
Hospital Project) (LOC;
JPMorgan Chase Bank)	3.87	5/7/06	8,690,000 a	8,690,000
Indiana Toll Road Commission,
Toll Road Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.82	5/7/06	3,280,000 a,b,c	3,280,000
Indianapolis Local Public
Improvement Bond Bank, Revenue	4.50	7/6/06	3,025,000	3,031,720
Saint Joseph County,
Health Care Facility Revenue
(South Bend Medical Foundation
Project) (LOC; National City
Bank)	3.87	5/7/06	2,900,000 a	2,900,000

Iowa--.5%
Iowa Finance Authority,
SFMR (Backed Securities
Program) (Liquidity Facility;
State Street Bank and Trust
Co.)	3.85	5/7/06	4,500,000 a	4,500,000

Kansas--.4%
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	3.90	5/7/06	3,350,000 a	3,350,000

Kentucky--4.6%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC) (LOC;
Deutsche Postbank)	3.90	5/7/06	31,800,000 a	31,800,000
Roaring Fork Municipal Products
LLC, Revenue (Insured; AMBAC
and Liquidity Facility; The
Bank of New York)	3.94	5/7/06	9,535,000 a,b	9,535,000

Louisiana--.8%
New Orleans,
Sewerage Service, BAN	2.99	7/26/06	7,000,000	7,000,000

Maine--.3%
Auburn,
Obligation Securities Revenue
(J&A Properties) (LOC;
Citizens Bank of Massachusetts)	3.87	5/7/06	2,550,000 a	2,550,000

Maryland--.2%
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	3.92	5/7/06	2,144,500 a	2,144,500

Massachusetts--4.3%
Massachusetts Development Finance
Agency, Private Schools Revenue
(North Field Mount Herman)
(Insured; Radian Bank and Liquidity
Facility; Bank of America)	3.87	5/7/06	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, College and University
Revenue (Suffolk University Series)
(Insured; Assured Guaranty and
Liquidity Facility; Citizens Bank of
Massachusetts)	3.84	5/7/06	7,500,000 a	7,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; PB Finance
Inc.)	3.86	5/7/06	10,950,000 a,b	10,950,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Harvard University)	3.60	6/12/06	10,000,000	10,000,000
Pembroke,
GO Notes, BAN	3.95	8/3/06	5,000,000	5,014,139

Michigan--4.5%
Michigan,
GO Notes	4.44	9/29/06	7,600,000	7,639,217
Michigan Hospital Finance
Authority, Revenue (Chelsea
Community Hospital) (LOC;
National City Bank)	3.83	5/7/06	3,685,000 a	3,685,000
Michigan Hospital Finance
Authority, Revenue (Health

Care Equipment Loan Program)
(LOC; ABN-AMRO)	3.84	5/7/06	5,000,000 a	5,000,000
Michigan Municipal Bond Authority,
Revenue (LOC; JPMorgan Chase
Bank)	3.98	8/18/06	10,500,000	10,523,063
Michigan Strategic Fund,
LOR (HME Inc. Project) (LOC;
Fifth Third Bank)	3.89	5/7/06	2,235,000 a	2,235,000
Michigan Strategic Fund,
LOR (Kaumagraph Flint Corp.
Project) (LOC; Bank One)	3.91	5/7/06	2,600,000 a	2,600,000
Michigan Strategic Fund,
LOR (Peckham Vocational
Industries Project) (LOC;
ABN-AMRO)	3.85	5/7/06	2,225,000 a	2,225,000
Michigan Strategic Fund,
LOR (PFG Enterprises Inc.
Project) (LOC; Huntington NB)	4.10	5/7/06	2,875,000 a	2,875,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABM-AMRO)	3.96	5/7/06	4,000,000 a	4,000,000

Minnesota--1.1%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC and Liquidity
Facility; Merrill Lynch)	3.84	5/7/06	9,685,000 a,b	9,685,000

Missouri--1.3%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Deaconess
Long Term Care of Missouri,
Inc.) (LOC; Bank One)	3.81	5/7/06	8,345,000 a	8,345,000
Saint Louis Industrial Development
Authority, MFHR (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	3.83	5/7/06	3,570,000 a,b	3,570,000

Nevada--1.5%
Roaring Fork Municipal Products
LLC, Revenue (Insured; FNMA
and Liquidity Facility; The
Bank of New York)	3.95	5/7/06	13,565,000 a,b	13,565,000

New Hampshire--.5%
New Hampshire Health and Education
Facilities Authority, Revenue
(Currier Museum of Art Issue)
(LOC; Royal Bank of Scotland
PLC)	3.83	5/7/06	4,700,000 a	4,700,000

New Jersey--1.7%
New Jersey,
TRAN	3.95	6/23/06	15,000,000	15,024,562

New Mexico--.7%
Dona Ana County,
IDR (Foamex Products Inc.
Project) (LOC; Bank of Nova
Scotia)	3.89	5/7/06	5,900,000 a	5,900,000

New York--.4%

TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.87	5/7/06	3,280,000 a,b	3,280,000

North Carolina--3.5%
Board of Governors of the
University of North Carolina,
CP	3.83	5/1/06	30,000,000	30,000,000
Burke County Industrial Facilities
and Pollution Control
Financing Authority,
Industrial Revenue (Bauer
Industries Inc. Project) (LOC;
Bank of Montreal)	3.90	5/7/06	1,655,000 a	1,655,000

Ohio--7.6%
Butler County,
Capital Funding Revenue (CCAO
Low Cost Capital) (LOC; U.S.
Bank NA)	3.82	5/7/06	3,255,000 a	3,255,000
Hamilton County,
Health Care Facilities Revenue
(Twin Towers and Twin Lakes
Project) (LOC; U.S. Bank NA)	3.83	5/7/06	8,000,000 a	8,000,000
Hamilton County,
Hospital Facilities Revenue
(Insured; FSA and Liquidity
Facility; Svenska
Handelsbanken)	3.89	5/7/06	10,000,000 a,b	10,000,000
Middletown,
Hospital Facilities Revenue
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.89	5/7/06	20,510,000 a,b	20,510,000
Ohio Water Development Authority,
PCR (FirstEnergy Nuclear
Generation Corp. Project)
(LOC; Barclays Bank PLC)	3.86	5/7/06	9,700,000 a	9,700,000
University of Cincinnatti,
General Receipts, BAN	4.44	1/25/07	5,000,000	5,042,789
University of Toledo,
General Receipts (Insured; FGIC
and Liquidity Facility; US
Bank NA)	3.82	5/1/06	12,400,000 a	12,400,000

Oregon--1.6%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale and LOC; Trinity Funding
Corporation)	3.89	5/7/06	14,450,000 a,b	14,450,000

Pennsylvania--11.0%
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.83	5/7/06	2,250,000 a	2,250,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.83	5/7/06	19,000,000 a	19,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	6,200,000 a	6,200,000
Emmaus General Authority,

Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	5,250,000 a	5,250,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	13,500,000 a	13,500,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	3.90	5/7/06	4,000,000 a	4,000,000
Montgomery County Industrial
Development Authority,
Industrial Revenue (Recigno
Laboratories) (LOC; Wachovia
Bank)	3.95	5/7/06	1,685,000 a	1,685,000
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.85	5/7/06	3,400,000 a	3,400,000
Pennsylvania Housing Finance
Agency, SFHR (Liquidity
Facility; DEPFA Bank PLC)	3.82	5/7/06	30,000,000 a	30,000,000
Philadelphia,
Airport Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.88	5/7/06	11,000,000 a	11,000,000
West Cornwall Township Municipal
Authority, Revenue
(Pennsylvania General
Government Loan Program)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.83	5/7/06	2,518,000 a	2,518,000

Texas--15.1%
Bexar County Housing Finance
Corporation, MFHR (Gates
Capernaum Apartments Project)
(Liquidity Facility; Merrill
Lynch)	3.93	5/7/06	3,980,000 a,b	3,980,000
East Texas Housing Finance
Corporation, MFHR (Liquidity
Facility; Merrill Lynch)	3.93	5/7/06	4,320,000 a,b	4,320,000
Harris County,
GO, CP (Liquidity
Facility: Bank of Nova Scotia
and Lloyds TSB Bank PLC)	3.19	5/10/06	5,000,000	5,000,000
Harris County Health Facilities
Development Corporation,
Revenue (The Methodist
Hospital System)	3.60	7/3/06	15,000,000	15,000,000
Harris County Housing Finance
Corporation, MFHR (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.93	5/7/06	13,145,000 a,b	13,145,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.50	5/16/06	10,000,000	10,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.15	5/8/06	5,500,000	5,500,000
Mansfield Independent School
District, GO (Insured;
Permanent School Fund
Guaranteed and Liquidity
Facility; Deutsche Bank)	3.84	5/7/06	5,620,000 a,b	5,620,000
Montgomery County Housing Finance
Corporation, MFHR (Park at
Woodline Townhomes) (LOC;
Citigroup NA)	3.93	5/7/06	7,500,000 a	7,500,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	4.13	5/7/06	7,000,000 a,b	7,000,000
Revenue Bond Certificate Series
Trust, Various States Revenue
(Chimney Project) (GIC; AIG
Funding Inc.)	4.13	5/7/06	6,210,000 a,b	6,210,000
San Antonio,
Water Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.82	5/7/06	19,850,000 a	19,850,000
Texas,
TRAN	4.50	8/31/06	12,000,000	12,057,934
Texas Department of Housing and
Community Affairs, MFHR
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.93	5/7/06	7,500,000 a,b	7,500,000
Texas Department of Housing and
Community Affairs, Single
Family Revenue, CP	3.40	6/1/06	3,200,000	3,200,000
Texas Public Finance Authority,
GO, CP (LOC; Transamerica
Occidental Life Insurance Company)	3.15	5/10/06	10,900,000	10,900,000

Utah--2.2%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	3.37	5/11/06	9,400,000	9,400,000

Murray City,
HR (IHC Health Services Inc.)	3.80	5/1/06	10,000,000 a	10,000,000

Vermont--.5%
Winooski,
Special Obligation, Refunding
(LOC; TD Banknorth, N.A.)	3.75	5/1/06	4,700,000 a	4,700,000

Virginia--2.6%
Norfolk Economic Development
Authority, New Empowerment
Zone Facility Revenue
(Metropolitan Machine Corp.
Project) (LOC; Wachovia Bank)	3.85	5/7/06	6,600,000 a	6,600,000
Virginia Beach Development
Authority, IDR, Refunding
(Giant Square Shopping Center
Co. LLP Project) (LOC;
Wachovia Bank)	3.85	5/7/06	3,500,000 a	3,500,000
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	3.01	5/16/06	10,000,000	10,000,000
Winchester Industrial Development
Authority, Residential Care
Facility Revenue
(Westminister-Canterbury of
Winchester, Inc.) (LOC; Branch
Banking and Trust Co.)	3.82	5/7/06	3,000,000 a	3,000,000

Washington--3.6%
Everett Industrial Development
Corporation, Exempt Facilities
Revenue (Kimberly Clark Corp.
Project)	3.85	5/7/06	3,200,000 a	3,200,000
Port of Seattle,
Revenue (Insured; FGIC and
Liquidity Facility; BNP
Paribas)	3.88	5/7/06	2,870,000 a,b	2,870,000
Seattle Housing Authority,
Revenue (Newholly
Project-Phase III) (LOC; Key
Bank)	3.86	5/7/06	2,450,000 a	2,450,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.85	5/7/06	5,400,000 a	5,400,000
Washington Economic Development
Finance Authority, SWDR (Lemay
Enterprises Project) (LOC;
Bank of America)	3.85	5/7/06	5,660,000 a	5,660,000
Washington Economic Development
Finance Authority, SWDR (Waste
Management Project) (LOC; Bank
of America)	3.88	5/7/06	5,500,000 a	5,500,000
Washington Housing Finance
Commission, MFHR (Queen Anne
Project) (LOC; Bank of America)	3.92	5/7/06	7,500,000 a	7,500,000

Wisconsin--1.3%
Middleton-Cross Plains Area School
District, BAN	3.96	12/1/06	1,800,000	1,802,670
Onalaska School District,
BAN	3.63	11/15/06	10,000,000	10,008,568

Wyoming--1.1%
Campbell County,

IDR (Two Elk Power Generation
Project) (LOC; Citibank NA)	3.50	11/30/06	10,000,000	10,000,000

Total Investments (cost $910,516,766)			100.9%	910,516,766
Liabilities, Less Cash and Receivables			(.9%)	(8,228,073)
Net Assets			100.0%	902,288,693

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $227,698,197 or 25.2% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	June 22, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	June 22, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)